Stockholders' Equity (Details) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended					6 Months Ended		1 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended
	Nov. 30, 2011	Jul. 31, 2012	Aug. 02, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010	Nov. 23, 2011	Nov. 03, 2011	Jul. 31, 2012 Stock options	Nov. 17, 2011 Stock options	Nov. 30, 2011 Time-based options	Jul. 31, 2012 Time-based options item	Nov. 30, 2011 Market-based options	Jul. 31, 2012 Market-based options item	Jul. 31, 2012 Restricted shares
Common Stock
Number of authorized shares		120,000,000		120,000,000	120,000,000			120,000,000
Stock split ratio	227,058
Common stock issued under initial public offering	6,388,888
Issue price of shares (in dollars per share)							$ 19.00			$ 19.00
Proceeds from issuance of common stock, after deducting underwriting discounts, commissions and offering related costs	$ 110,400,000			$ 110,446,000
Underwriting discounts and commissions	8,500,000
Offering-related costs	$ 2,500,000
Issuance of common stock in the conversion of PIK Notes and Convertible Notes in connection with the completion of the offering	4,979,988
Vesting period											5 years	5 years	4 years	4 years
Common Stock Reserved for Future Issuance
Shares of common stock reserved for issuances under the 2011 Omnibus Incentive Plan				4,200,000				4,206,000
Earnings Per Share
Basic weighted average shares outstanding		33,768,828	22,399,952	24,586,274	22,399,952	22,399,952
Dilutive securities (in shares)									97,350						980
Diluted weighted average shares outstanding		33,867,158	22,399,952	24,586,274	22,399,952	22,399,952
Securities excluded from calculation of diluted weighted average shares outstanding (in shares)		458,936		1,223,874
Portion of the awards granted subject to vesting schedule												0.5		0.5
Vesting period											5 years	5 years	4 years	4 years